Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.01%	2.36%
Net Unrealized Appreciation/(Depreciation)	$ 1,635,956	$ 5,322,063
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.27%	2.38%
Net Unrealized Appreciation/(Depreciation)	2,055,429	5,350,623
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.26%)	(0.02%)
Net Unrealized Appreciation/(Depreciation)	(419,473)	(28,560)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.12%	2.56%
Net Unrealized Appreciation/(Depreciation)	189,400	5,767,814
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.05%)
Net Unrealized Appreciation/(Depreciation)		(113,824)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.10%)	(0.31%)
Net Unrealized Appreciation/(Depreciation)	(161,378)	(688,487)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.50%	(0.76%)
Net Unrealized Appreciation/(Depreciation)	805,830	(1,698,101)
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%
Net Unrealized Appreciation/(Depreciation)	12,359
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%
Net Unrealized Appreciation/(Depreciation)	51,094
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.46%
Net Unrealized Appreciation/(Depreciation)	742,377
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.03%
Net Unrealized Appreciation/(Depreciation)	(14,690)	57,200
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.70%)	1.20%
Net Unrealized Appreciation/(Depreciation)	(1,129,554)	2,702,747
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%	(0.02%)
Net Unrealized Appreciation/(Depreciation)	32,956	(47,908)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.41%	2.47%
Net Unrealized Appreciation/(Depreciation)	656,236	5,556,187
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.69%)	(0.15%)
Net Unrealized Appreciation/(Depreciation)	(1,117,993)	(335,431)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.15%	(0.18%)
Net Unrealized Appreciation/(Depreciation)	1,866,029	(417,191)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.31%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	500,398	(110,994)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.25%
Net Unrealized Appreciation/(Depreciation)	678	562,205
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.10%)	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(160,599)	(98,410)
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		6,281
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.01%
Net Unrealized Appreciation/(Depreciation)		12,047
Short Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		1,094
Short Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.05%)
Net Unrealized Appreciation/(Depreciation)		(117,832)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.10%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	167,720	(12,350)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.49%	(0.44%)
Net Unrealized Appreciation/(Depreciation)	796,529	(997,297)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.29%	0.05%
Net Unrealized Appreciation/(Depreciation)	460,177	112,455
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.06%	0.06%
Net Unrealized Appreciation/(Depreciation)	101,126	127,200
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.43%	0.13%
Net Unrealized Appreciation/(Depreciation)	$ 698,520	$ 306,871